REPORTING ENTITY - Sale of BAC Holding - Cash flow (Details) - COP ($) $ in Millions		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Net income from discontinued operations				$ 866,166
Effect of realization OCI to income		$ (458,118)	$ (458,930)	2,752,028
Net cash provided by operating activities		782,289	6,005,501	(222,124)
Cash flows from investing activities:
Net cash used in provided by investing activities		(3,141,873)	1,840,647	(13,012,475)
Net cash used in financing activities		(1,363,011)	(3,536,885)	(8,570,692)
Effect of foreign currency changes on cash and cash equivalents		2,123,593	(2,744,259)	3,588,921
Decrease in cash and cash equivalents				(1,393,602)
(Decrease) increase in cash and cash equivalents		(1,599,002)	1,565,004	(19,609,972)
Cash and cash equivalents at beginning of year		18,597,861	17,032,857	36,642,829
Cash and cash equivalents at end of year		$ 16,998,859	18,597,861	17,032,857
BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Net income from discontinued operations				866,166
Effect of realization OCI to income				(1,429,325)
BAC Holding Corp's participation in results				(563,159)
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Sale [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net income from discontinued operations	$ (731,346)			866,166
Effect of realization OCI to income	(376,703)			(1,429,325)
BAC Holding Corp's participation in results	(1,108,049)			796,550
Net income net, tax expense	(1,108,049)
Changes in operating assets and liabilities	1,108,049
Net cash provided by operating activities				(1,359,709)
Cash flows from investing activities:
Loss of control in subsidiary				(17,570,390)
Proceeds from sale of investments in associates				2,645,914
Net cash used in provided by investing activities	2,645,914			(14,924,476)
Decrease in cash and cash equivalents				(1,393,602)
(Decrease) increase in cash and cash equivalents	2,645,914			(16,318,078)
Cash and cash equivalents at beginning of year			$ 2,645,914	18,963,992
Cash and cash equivalents at end of year	$ 2,645,914			$ 2,645,914